ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 5 - ACCOUNTS RECEIVABLE

As at December 31, 2017 and 2016, the Company had the following amounts due from arm’s length parties:

	2017	2016
	$	$

Credit Card Proceeds Receivable	-	5,545
Due From Trading Platform, ANX (Note 8)	297,309	10,319

	297,309	15,864